LAND USE RIGHTS, NET (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 4,416	¥ 2,208